Leases (table) (detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Operating Leases, Future Minimum Payments Due [Abstract]
2018	$ 39,794
2019	35,297
2020	30,448
2021	24,506
2022	16,166
2023-2031	14,136
Total	160,347
CapitalLeasesFutureMinimumPaymentsDueAbstract
2018	6,307
2019	6,306
2020	6,307
2021	6,307
2022	6,307
2023-2030	14,046
Total	45,580
Less interest	6,547
Present value of minimum lease payments	39,033	$ 5,231
Amount due within one year	4,839
Long-term capital lease obligations	$ 34,194	$ 4,988